Intangible Assets (Detail) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization		¥ (57)
Finite lived intangible assets, net	$ 188	1,289
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross		862
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross		¥ 484